Royalties	12 Months Ended
Apr. 30, 2024
Royalties And Royalty Options
Royalties	Royalties

	Royalties	Royalty Options	Total
	($)	($)	($)
Balance, as at April 30, 2022	43,880	143	44,023
Additions	2,313	(143)	2,170
Depletion	(147)	—	(147)
Foreign currency translation	818	—	818
Balance, as at April 30, 2023	46,864	—	46,864
Additions	75	—	75
Depletion	(459)	—	(459)
Foreign currency translation	291	—	291
Balance, as at April 30, 2024	46,771	—	46,771

	Cost				Accumulated Depletion			Carrying Amount
	April 30, 2023	Additions	Foreign Currency Translation	April 30, 2024	April 30, 2023	Depletion	April 30, 2024	April 30, 2024
	($)	($)	($)	($)	($)	($)	($)	($)
Anderson project	7,751	—	129	7,880	—	—	—	7,880
Churchrock project	792	—	13	805	—	—	—	805
Cigar Lake project	4,704	—	—	4,704	—	—	—	4,704
Dawn Lake project	282	—	—	282	—	—	—	282
Dewey-Burdock project	1,445	—	24	1,469	—	—	—	1,469
Energy Queen project	68	—	1	69	—	—	—	69
Lance project	1,781	—	30	1,811	—	—	—	1,811
Langer Heinrich project	2,822	—	—	2,822	—	—	—	2,822
McArthur River project	11,543	—	—	11,543	(147)	(459)	(606)	10,937
Michelin project	4,262	—	—	4,262	—	—	—	4,262
Reno Creek project	305	—	5	310	—	—	—	310
Roca Honda project	167	—	3	170	—	—	—	170
Roughrider, Russell Lake and Russell Lake South projects	5,923	75	—	5,998	—	—	—	5,998
San Rafael project	546	—	9	555	—	—	—	555
Slick Rock project	3,076	—	51	3,127	—	—	—	3,127
Whirlwind project	68	—	1	69	—	—	—	69
Workman Creek project	1,476	—	25	1,501	—	—	—	1,501
	47,011	75	291	47,377	(147)	(459)	(606)	46,771

The Company's royalties are detailed below:

Anderson, Slick Rock and Workman Creek Projects

The Company holds a 1% net smelter return royalty for uranium on Anderson project, Slick Rock project, and Workman Creek project in the USA.

7. Royalties (continued)

Cigar Lake, McArthur River and Dawn Lake Projects

The Company holds (i) a 1% gross overriding royalty on an approximate 9% share of uranium production derived from an approximate 30.195% ownership interest of Orano Canada Inc. ("Orano") on the McArthur River project located in Saskatchewan, Canada; (ii) a 10% to 20% sliding scale net profit interest ("NPI") royalty on a 3.75% share of overall uranium production, drawn from Orano's approximate 40.453% ownership interest in the Waterbury Lake / Cigar Lake project (the "Cigar Lake Project") located in Saskatchewan, Canada, and (iii) a 10% to 20% sliding scale NPI royalty on a 7.5% share of overall uranium production from the Dawn Lake project located in Saskatchewan, Canada. The sliding scale NPI royalty on the Cigar Lake Project and the Dawn Lake project will decrease to 10% after the combined production on the Cigar Lake and Dawn Lake projects reach 200 million pounds U3O8.

The Company has elected to receive royalty proceeds from the McArthur River mine through delivery of physical uranium. As a result, the Company recorded a depletion of $459 (2023: $147) on the McArthur River royalty and an increase in inventory by the same amount during the year ended at April 30, 2024.

Churchrock and Roca Honda Projects

The Company holds a 4% net smelter return royalty on the Churchrock property and a 4% gross revenues royalty on a portion of the Roca Honda property in the USA. The Roca Honda royalty is subject to the right of the payor to purchase the royalty for US$5 million at any time prior to the first royalty payment becoming due thereunder.

Dewey-Burdock Project

The Company holds a 30% net proceeds royalty and a 2% to 4% gross value royalty on a portion of the Dewey-Burdock property in the USA.

Energy Queen, San Rafael and Whirlwind Projects

The Company holds a 1% gross value royalty on portions of the Energy Queen project, a 2% net smelter return royalty on portions of the San Rafael project and a 2% to 4% sliding scale gross value royalty on portions of the Whirlwind project in the USA. The Company may choose to take product payment in physical ore or concentrates produced from the Energy Queen and Whirlwind projects.

Lance Project

The Company holds a 4% gross revenues royalty on a portion of the Lance property and an additional 1% gross revenues royalty which covers the entirety of the current permitted project area in the USA.

Langer Heinrich Project

The Company holds a production royalty of Australian $0.12 per kilogram of yellow cake produced from the Langer Heinrich uranium project in Namibia.

Michelin Project

The Company holds a 2% gross revenues royalty on the Michelin property in Canada.

Reno Creek Project

The Company holds a 0.5% net profit interest royalty, with a maximum amount payable thereunder of US$2.5 million, on a portion of the Reno Creek property in the USA.

Roughrider, Russell Lake and Russell Lake South Projects

The Company holds a 1.98% net smelter return royalty on the Roughrider, Russell Lake and Russell Lake South properties in Canada. The royalties on the Roughrider, Russell Lake and Russell Lake South projects are represented by the same royalty instrument.